Document and Entity Information	0 Months Ended
Mar. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2014
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Jul. 18, 2014
Document Effective Date	Jul. 29, 2014
Prospectus Date	Jul. 29, 2014
Great Lakes Bond Fund | Investor Class Shares
Risk/Return:
Trading Symbol	GLBDX
Great Lakes Bond Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	GLBNX
Great Lakes Disciplined Equity Fund | Investor Class Shares
Risk/Return:
Trading Symbol	GLDEX
Great Lakes Disciplined Equity Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	GLDNX
Great Lakes Large Cap Value Fund | Investor Class Shares
Risk/Return:
Trading Symbol	GLLVX
Great Lakes Large Cap Value Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	GLLIX
Great Lakes Small Cap Opportunity Fund | Investor Class Shaes
Risk/Return:
Trading Symbol	GLSCX
Great Lakes Small Cap Opportunity Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	GLSIX